Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Details of Income Tax Expense (Benefit)
(a)
Details of income tax expense (benefit) for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)
	2021		2022	2023
Current tax expense (benefit)
Current year	₩	199,591	206,465	260,556
Adjustment for prior years		163,570	(59,484)	(67,985)
	₩	363,161	146,981	192,571
Deferred tax expense (benefit)
Origination and reversal of temporary differences and others	₩	60,233	(842,529)	(1,112,066)
Change in unrecognized deferred tax assets(*)		(38,053)	457,763	156,783
	₩	22,180	(384,766)	(955,283)
Income tax expense (benefit)	₩	385,341	(237,785)	(762,712)

(*) Due to the impact of the changes in estimates of future taxable income, change in unrecognized deferred tax assets consist of effect from reducing deferred tax assets in relation to tax credit carryforwards.

Income Taxes Recognized Directly in Other Comprehensive Income
(b)
Income taxes recognized directly in other comprehensive income or loss for the years ended December 31, 2021, 2022, and 2023 are as follows:

(In millions of won)
	2021
	Before tax		Tax benefit (expense)	Net of tax
Remeasurements of net defined benefit liabilities (assets)	₩	(220,801)	57,438	(163,363)
Gain (loss) on valuation of derivatives		(12,495)	3,268	(9,227)
Foreign currency translation differences for foreign operations		871,292	(1,503)	869,789
Change in equity of equity method investee		6,364	(1,951)	4,413
	₩	644,360	57,252	701,612

(In millions of won)
	2022
	Before tax		Tax benefit (expense)	Net of tax
Remeasurements of net defined benefit liabilities (assets)	₩	165,864	(43,503)	122,361
Gain (loss) on valuation of derivatives		12,495	(3,268)	9,227
Foreign currency translation differences for foreign operations		(80,718)	(245)	(80,963)
Change in equity of equity method investee		(11,603)	1,925	(9,678)
	₩	86,038	(45,091)	40,947

(In millions of won)
	2023
	Before tax		Tax benefit (expense)	Net of tax
Remeasurements of net defined benefit liabilities (assets)	₩	64,635	(14,818)	49,817
Foreign currency translation differences for foreign operations		43,572	(20,429)	23,143
Change in equity of equity method investee		(2,679)	25	(2,654)
	₩	105,528	(35,222)	70,306

Reconciliation of Actual Effective Tax Rate
(c)
Reconciliation of the actual effective tax rate for the years ended December 31, 2021, 2022, and 2023 are as follows:

(In millions of won)
	2021			2022		2023
Profit (loss) for the year	₩		1,333,544		(3,195,585)		(2,576,729)
Income tax expense (benefit)			385,341		(237,785)		(762,712)
Profit (loss) before income tax	₩		1,718,885		(3,433,370)		(3,339,441)
Income tax expense (benefit) using the statutory tax rate of each country		30.37%	521,954	21.51%	(738,403)	23.65%	(789,941)
Non-deductible expenses		1.01%	17,354	(0.55%)	18,742	(0.59%)	19,759
Tax credits		(3.28%)	(56,439)	4.23%	(145,189)	6.22%	(207,745)
Change in unrecognized deferred tax assets(*1)		(2.21%)	(38,053)	(13.33%)	457,763	(4.69%)	156,783
Adjustment for prior years(*2)		(0.49%)	(8,349)	0.06%	(2,072)	0.32%	(10,726)
Effect on change in tax rate		(2.29%)	(39,338)	(4.90%)	168,372	(1.80%)	60,134
Others		(0.69%)	(11,788)	(0.09%)	3,002	(0.27%)	9,024
Income tax expense (benefit)	₩		385,341		(237,785)		(762,712)
Effective tax rate			22.42%		(*3)		(*3)

(*1) Due to the impact of the changes in estimates of future taxable income, change in unrecognized deferred tax assets consist of effect from reducing deferred tax assets in relation to tax credit carry forwards.

(*2) Adjustment for prior years consists of expected amount adjusted for transfer price investigation for prior periods and others.

(*3) Actual effective tax rate is not calculated due to income tax benefit.